MARKETABLE SECURITIES (Schedule of amortized cost, unrealized gains and losses, and fair value of available-for-sale) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Amortized cost	$ 61,632		$ 35,857
Gross unrealized losses	(206)	[1]	(168)
Gross unrealized gains	6
Fair value	61,432		35,689
Continuous unrealized losses position for twelve months or longer	84
Corporate debentures [Member]
Amortized cost	58,321		32,734
Gross unrealized losses	(175)	[1]	(154)
Gross unrealized gains	6
Fair value	58,152		32,580
U.S. Agencies debentures [Member]
Amortized cost	3,311		2,457
Gross unrealized losses	(31)	[1]	(14)
Gross unrealized gains
Fair value	3,280		2,443
Government treasuries [Member]
Amortized cost			666
Gross unrealized losses
Gross unrealized gains
Fair value			$ 666

[1]	Out of the unrealized losses, an amount of $84 has been in a continuous unrealized losses position for twelve months or longer.